Related-Party Transactions	3 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related-Party Transactions

14. Related-Party Transactions

The Company paid a former member of its Board of Directors, who is also a member of its Scientific and Clinical Advisory Boards, a total of $45,000 and $60,000 in the years ended December 31, 2013 and 2012, respectively, and $15,000 for the three months ended March 31, 2014, in monthly cash retainers. The Company also issued options to purchase shares of common stock and incentive awards to this individual in his capacity as a member of its Scientific Advisory Board (Note 11).